DISPOSITION OF DISCONTINUED OPERATIONS BRALORNE GOLD MINES LTD (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of loss on disposition, net of tax

Cash proceeds	$6,599
Talisker shares	2,243
Talisker warrants	716
Total proceeds	$9,558
Net assets sold and derecognized:
Cash	1,495
Other current assets	242
Exploration and evaluation assets	45,613
Plant and equipment	1,745
Other long-term assets	19
Current portion of finance lease obligations and equipment loans	(175)
Non-current portion of finance lease obligations and equipment loans	(111)
Site restoration obligation	(10,828)
Foreign currency translation adjustments	(42)
37,958
Loss on disposition before selling costs	(28,400)
Selling costs	(490)
Loss on disposition, net	(28,890)

Schedule of comparative net income (loss)

	2020	2019	2018
Revenue from mining operations	$-	$-	$-
Cost of sales	-	-	-
Mine operating income (loss)	-	-	-

Operating expenses (income)	-	16	(45)
Accretion of reclamation provision	-	217	256
Gain on sale of assets	-	2	(175)
Other items	-	1	(5)
Loss on disposition	169	28,890	-
Net loss before income taxes	(169)	(29,126)	(31)
Income taxes	-	-	-
Net loss from discontinued operations and on disposal	$(169)	$(29,126)	$(31)

Schedule of consolidated statements of cash flows

Cash generated by (used in):	2020	2019	2018

Cash flow used in operating activities	$-	$(19)	$(7)
Cash flow used in financing activities	-	(258)	(590)
Cash flow used in investing activities	-	(5,583)	(4,178)
Net cash decrease from discontinued operations	$-	$(5,860)	$(4,775)